UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                     ANNUAL
                                     REPORT

                                 March 31, 2005

                            The Pacific Capital Funds
                                       of
                                Cash Assets Trust

                        Pacific Capital Cash Assets Trust

                            Pacific Capital Tax-Free
                                Cash Assets Trust

                         Pacific Capital U.S. Government
                          Securities Cash Assets Trust

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A cash management
                                   investment

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                                                                       May, 2005

Dear Investor:

      It gives us considerable pleasure to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2005.

      The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares. The Trust was specifically created to meet the short-term investment needs of Hawaii Investors and others.

                           ---------------------------

      Unlike the downturn in short-term rates that was inaugurated by the Federal Reserve and experienced by your Trust during the previous fiscal year, this year's report reflects the upward trend in rates indicated by the Federal Reserve in terms of direction of Federal Funds rate. As we pointed out to you in our last fiscal year-end letter, the Federal Reserve aggressively pursued the course of lowering short-term rates to the lowest level in four decades. At March 31, 2004, short-term rates were at the level of 1.00%. This low level reflected the concern of the Federal Reserve in terms of a possible slow down of a major nature in the U.S. economy.

      Fortunately, this slow down did not occur. And, indeed, the consensus is that the economy did well. Consequently, the Federal Reserve reversed its policy and started to increase short-term rates on a measured basis during this past fiscal year ended March 31, 2005. Concerns now appear to be focused upon avoiding inflationary bias to our economy. Accordingly, the Federal Reserve has stepped up its activity in raising short-term rates again to a more normal level through a series of gradual increases in rates. As at March 31, 2005, short-term rates had recovered to the level of 2.75%.

      Looking forward, our current thinking is that rates will continue to move to a higher level. The economy appears to be moving ahead at a level of approximately 3% for Gross Domestic Product - the measure of all goods and services produced in the U.S.

      We are optimistic that the Pacific Capital Funds of Cash Assets Trust will provide investors with much more attractive yields during the fiscal year ahead. In managing the portfolios of the Trust, we will continue to be alert to market opportunities in terms of seeking to produce a higher return competitive with other short-term alternatives.

                         NOT A PART OF THE ANNUAL REPORT

      You can be assured that in our desire to strive to achieve higher returns for investors, the Asset Management Group of the Bank of Hawaii will continually seek to manage investments in a cautious, but aggressive, manner. We believe that there is absolutely no substitute for strict adherence to high quality of securities which possess minimum credit risk. Safety of your cash reserves remains of utmost concern to us. You can rest assured that the Investment Adviser will continue to examine, with great diligence, the marketability and creditworthiness of all securities in each of the Trust's portfolios.

      We appreciate your continued use of the Pacific Capital Funds of Cash Assets Trust. Every effort will be expended by all associated with the Trust to merit your constant confidence.

Sincerely,


/s/ Diana P. Herrmann                 /s/ Lacy B. Herrmann
----------------------                --------------------
Diana P. Herrmann                     Lacy B. Herrmann
President                             Chairman Emeritus of the Board of Trustees

--------------------------------------------------------------------------------

[Logo of KPMG: four solid rectangles with the letters KPMG in front]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Pacific Capital Funds of Cash Assets Trust:

      We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the "Funds"), including the schedules of investments, as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                       KPMG LLTP

New York, New York
May 23, 2005

--------------------------------------------------------------------------------

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

    FACE
   AMOUNT       COMMERCIAL PAPER  (30.7%)                                                       VALUE
-------------   --------------------------------------------------------------------       --------------
                AUTOMOTIVE  (3.8%)
$  20,000,000   Toyota Motor Credit Corp., 2.66%, 4/25/05 ..........................       $   19,964,533
                                                                                           --------------
                BANKS (3.7%)
   20,000,000   Societe Generale N.A., Inc., 2.74%, 6/01/05 ........................           19,907,144
                                                                                           --------------
                BROKERAGE (11.2%)
   20,000,000   ABN- Amro North America 2.86%, 5/23/05 .............................           19,917,378
   20,000,000   Bear Steans & Co. 2.92%, 6/02/05 ...................................           19,899,422
   20,000,000   Morgan Stanley Dean Witter, 2.78%, 4/19/05 .........................           19,972,200
                                                                                           --------------
                                                                                               59,789,000
                                                                                           --------------
                CONGLOMERATE (4.5%)
   24,000,000   General Electric Capital Corp., 2.76%, 6/13/05 .....................           23,865,680
                                                                                           --------------
                FINANCE (7.5%)
   20,000,000   Abbey National North America Corp.2.88%, 7/18/05 ...................           19,827,200
   20,000,000   AIG Funding, 2.58%, 4/04/05 ........................................           19,995,700
                                                                                           --------------
                                                                                               39,822,900
                                                                                           --------------
                Total Commercial Paper .............................................          163,349,257
                                                                                           --------------

                CERTIFICATES OF DEPOSIT (7.5%)

                BANK (7.5%)
   20,000,000   Bank of America 3.01%, 7/13/05 .....................................           20,000,000
   20,000,000   Wells Fargo 2.65%, 4/29/05 .........................................           20,000,000
                                                                                           --------------
                                                                                               40,000,000
                                                                                           --------------

                CORPORATE NOTE (2.8%)

                INSURANCE (2.8%)
   15,000,000   Peoples Benefit Life Insurance, Variable Rate Note, 2.84%,
                   4/01/05, (b) ....................................................           15,000,000
                                                                                           --------------
                U.S. GOVERNMENT AGENCIES (50.5%)

                FEDERAL HOME LOAN BANK (22.3%)
   49,460,000   2.44%, 4/06/05 .....................................................           49,443,239
   12,000,000   2.07%, 4/13/05 .....................................................           11,991,720
   28,000,000   3.07%, 8/24/05 .....................................................           27,654,336
   30,000,000   3.14%, 9/16/05 .....................................................           29,560,400
                                                                                           --------------
                         ...........................................................          118,649,695
                                                                                           --------------

                FEDERAL HOME LOAN MORTGAGE CORP. (3.8%)
  20,000,000    2.63%, 5/10/05 .....................................................           19,943,125
                                                                                           --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.4%)
$  40,000,000   2.58%, 4/11/05 .....................................................       $   39,971,333
   20,000,000   2.62%, 5/04/05 .....................................................           19,951,967
   20,000,000   2.64%, 5/11/05 .....................................................           19,941,445
   50,000,000   2.84%, 5/25/05 .....................................................           49,787,000
                                                                                           --------------
                                                                                              129,651,745
                                                                                           --------------
                   Total U.S. Government Agencies ..................................          268,244,565
                                                                                           --------------

                REPURCHASE AGREEMENT (8.5%)
   45,000,000   Bank of America 2.77%, 4/01/05 .....................................           45,000,000
                                                                                           --------------
                   (Proceeds of $45,003,463 to be received at maturity, Collateral:
                   $46,330,000 FNMA Discount Note, due 7/20/05; Collateral
                   Fair Value $45,913,030)

    SHARES      INVESTMENT COMPANY (0.2%)

    1,096,926   JP Morgan U.S. Government Money Market Fund,
                   Capital Shares ..................................................            1,096,926
                                                                                           --------------

                Total Investments (Amortized Cost $532,690,748) (a) ...    100.2%             532,690,748
                Other assets less liabilities .........................     (0.2)                (970,074)
                                                                           -----           --------------
                NET ASSETS ............................................    100.0%          $  531,720,674
                                                                           =====           ==============

(a)   Cost for Federal income tax and financial reporting purposes is identical.

(b) Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at March 31, 2005, and the maturity date reflects the next rate change date. Represents 2.8% of net assets.

            PORTFOLIO DISTRIBUTION (UNAUDITED)
            Commercial Paper.......................................      30.7%
            Certificates of Deposit................................       7.5
            Corporate Note.........................................       2.8
            U.S. Government Agencies...............................      50.4
            Investment Company.....................................       0.2
            Repurchase Agreement...................................       8.4
                                                                        -----
                                                                        100.0%
                                                                        =====

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

                                                                              RATING
      FACE                                                                   MOODY'S/
     AMOUNT       MUNICIPAL BONDS (99.9%)                                      S&P              VALUE
---------------   -------------------------------------------------------   ----------     --------------
                  COLORADO (3.7%)
                  Colorado Housing & Financial Authority Revenue
                     Bonds, Class I, Series A-1, Weekly Reset VRDO*,
                     SPA: FHLB
$    7,600,000    2.27%, 10/01/30........................................   VMIG1/A-1+     $    7,600,000
                                                                                           --------------

                  HAWAII (22.3%)
                  City and County of Honolulu, Hawaii (Mandatory
                     Put 12/01/05)
     5,000,000    2.28%, 12/01/20........................................   VMIG1/A-1+          5,000,000
                  City and County of Honolulu, Hawaii Prerefunded
                     11/01/05 @ 101
     1,010,000    5.00%, 11/01/12........................................     Aaa/AAA           1,033,487
                  City and County of Honolulu, Hawaii Commercial
                     Paper, LOC Hessen-Thuringen Girozentrale
     4,000,000    1.87%, 06/09/05........................................     P1/A-1+           4,000,000
                  City and County of Honolulu, Hawaii Commercial
                     Paper, LOC Hessen-Thuringen Girozentrale
    10,000,000    2.00%, 06/02/05........................................     P1/A-1+          10,000,000
                  Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A, Weekly Reset
                     VRDO*, SPA: Bank of Nova Scotia
    22,575,000    2.28%, 07/01/26........................................    VMIG1/A-1         22,575,000
                  Department of Budget and Finance of the State
                     Special Purpose Revenue Bonds (The Queen's
                     Health System) Series A, Weekly VRDO*, SPA:
                     Bank of Nova Scotia
     1,900,000    2.19%, 07/01/29........................................   VMIG1/A-1+          1,900,000

                  HAWAII (CONTINUED)
                  State of Hawaii Hawaii State Reveune Refunding
                     Series DC
$    1,500,000    3.00%, 09/01/05........................................     Aa3/AA-      $    1,506,243
                                                                                           --------------
                                                                                               46,014,730
                                                                                           --------------
                  IDAHO  (3.9%)
                  Idaho Health Facilities Authority Revenue Bonds
                     (St. Lukes Regional Medical Center Project), Daily
                     Reset VRDO*, LOC: Harris Trust & Savings Bank
     7,950,000    2.29%, 05/01/22........................................    VMIG1/NR           7,950,000
                                                                                           --------------
                  ILLINOIS (9.8%)
                  Chicago, IL General Obligation Bonds, Series B,
                     Weekly Reset VRDO*, FGIC Insured
     3,000,000    2.29%, 01/01/37........................................   VMIG1/A-1+          3,000,000
                  Chicago, IL Metropolitan Water Reclamation District-
                     Greater Chicago  General Obligation Bonds, Series A,
                     Weekly Reset VRDO*, SPA: Bank of America
     9,500,000    2.29%, 12/01/31........................................   VMIG1/A-1+          9,500,000
                  Illinois Development Finance Authority Revenue
                     Bonds (YMCA of Metro Chicago Project), Daily
                     Reset VRDO*, LOC: Harris Trust & Savings Bank
     7,600,000    2.30%, 06/01/29........................................     NR/A-1+           7,600,000
                                                                                           --------------
                                                                                               20,100,000
                                                                                           --------------
                  INDIANA (0.8%)
                  Indianapolis, IN Economic Development Revenue
                     Bonds (Jewish Federation Campus), Weekly Reset
                     VRDO*, LOC: Fifth Third Bank
     1,680,000    2.30%, 04/01/05........................................    VMIG1/NR           1,680,000
                                                                                           --------------

                  MICHIGAN (4.1%)
                  Eastern Michigan University, MI University Revenue
                     Bonds, Daily Reset VRDO*, FGIC Insured
$    7,035,000    2.29%, 06/01/27........................................     NR/A-1+      $    7,035,000
                  Northern Michigan University Revenue Bonds, Daily
                     Reset VRDO*, FGIC Insured
     1,400,000    2.29%, 06/01/31........................................   VMIG1/A-1+          1,400,000
                                                                                           --------------
                                                                                                8,435,000
                                                                                           --------------
                  MINNESOTA (2.4%)
                  Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series A, Daily Reset VRDO*,
                     LOC: ABN Amro Bank N.V.
     3,875,000    2.29%, 06/01/20........................................     NR/A-1+           3,875,000
                  Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series B, Daily Reset VRDO*,
                     LOC: ABN Amro Bank N.V.
       200,000    2.29%, 06/01/13........................................     NR/A-1+             200,000
                  Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series C, Daily Reset VRDO*,
                     LOC: ABN Amro Bank N.V.
       800,000    2.29%, 06/01/13........................................     NR/A-1+             800,000
                                                                                           --------------
                                                                                                4,875,000
                                                                                           --------------
                  MISSOURI (14.7%)
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kaufman
                     Foundation), Daily Reset VRDO*
     7,110,000    2.29%, 04/01/27........................................     NR/A-1+           7,110,000

                  MISSOURI (CONTINUED)
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kauffman
                     Foundation), Daily Reset VRDO*
$    2,000,000    2.29%, 04/01/27........................................ ..      NR/A-1+      $   2,000,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (St. Louis University), Series A,
                     Daily Reset VRDO*, SPA: Bank of America N.A.
     1,485,000    2.34%, 10/01/09...........................................    VMIG1/A-1+         1,485,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (St. Louis University), Series B,
                     Daily Reset VRDO*, SPA: Bank of America N.A.
     5,155,000    2.34%, 10/01/24...........................................    VMIG1/A-1+         5,155,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series C,
                     Daily Reset VRDO*, SPA: JP Morgan Chase Bank
     2,800,000    2.29%, 09/01/30...........................................    VMIG1/A-1+         2,800,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series C,
                     Daily Reset VRDO*, SPA: JP Morgan Chase Bank
     1,000,000    2.29%, 03/01/40...........................................    VMIG1/A-1+         1,000,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series D,
                     Daily Reset VRDO*, SPA: JP Morgan Chase Bank
     2,100,000    2.29%, 09/01/30...........................................    VMIG1/A-1+         2,100,000
                  University of Missouri, Curators of the University of
                     Missouri System Facilities Revenue Bonds,
                     Series A, Daily Reset VRDO*
     8,500,000    2.30%, 11/01/32...........................................    VMIG1/A-1+         8,500,000
                                                                                               -------------
                                                                                                  30,150,000
                                                                                               -------------

                  MONTANA (3.7%)
                  Montana State, Health Facilities Authority Revenue
                     Bonds, Series A, Weekly Reset VRDO*, FGIC
                     Insured SPA: Wells Fargo
$    7,655,000    2.30%, 12/01/15...........................................    VMIG1/A-1+     $   7,655,000
                                                                                               -------------

                  NEVADA (4.1%)
                  Clark County, NV Airport Revenue Bonds, Series C,
                     Weekly Reset VRDO*, FGIC Insured, SPA:
                     Landesbank Baden-Wurttm
     8,500,000    2.28%, 07/01/29...........................................    VMIG1/A-1+         8,500,000
                                                                                               -------------

                  NEW YORK (5.6%)
                  Long Island, NY Power Authority Revenue Bonds,
                     Series 1A, Weekly Reset VRDO*, LOC:
                     Bayerische Landesbank
     7,500,000    2.28%, 05/01/33...........................................    VMIG1/A-1+         7,500,000
                  New York, NY City Transitional Finance Authority
                     Revenue Bonds, Series 3, Daily Reset VRDO*,
                     SPA: Bank of New York
     4,100,000    2.28%, 11/01/22...........................................    VMIG1/A-1+         4,100,000
                                                                                               -------------
                                                                                                  11,600,000
                                                                                               -------------
                  NORTH CAROLINA (10.6%)
                  Charlotte, NC VRDO*
     8,965,000    2.28%, 07/01/16...........................................    VMIG1/A-1+         8,965,000
                  Concord, NC Utility Systems Revenue Bonds,
                     Series B, Weekly Reset VRDO*, FSA Insured, SPA:
                     Wachovia Bank
     6,065,000    2.28%, 12/01/22...........................................     VMIG1/NR          6,065,000
                  Durham, NC Public Improvement General
                     Obligation Bonds VRDO*
     2,975,000    2.31%, 02/01/11...........................................    VMIG1/A-1**        2,975,000

                  NORTH CAROLINA (CONTINUED)
                  Durham, NC General Obligation Bonds (Public
                     Improvement Project), Weekly Reset VRDO*, SPA:
                     Wachovia Bank of North Carolina
$    1,150,000    2.31%, 02/01/09........................................       VMIG1/A-1**    $   1,150,000
     1,270,000    2.31%, 02/01/12........................................       VMIG1/A-1**        1,270,000
     1,475,000    2.31%, 02/01/13........................................       VMIG1/A-1**        1,475,000
                                                                                               -------------
                                                                                                  21,900,000
                                                                                               -------------
                  OHIO (1.6%)
                  Ohio Housing Finance Agency Mortgage Revenue
                     Bonds (Residential Mortgage), Series E-AMT,
                     Weekly Reset VRDO*, SPA: FHLB
     3,245,000    2.31%, 09/01/34........................................        VMIG1/NR          3,245,000
                                                                                               -------------

                  TEXAS (4.1%)
                  Texas State, TX Turnpike Authority Central System
                     Revenue Bonds, Series B, Weekly Reset VRDO*,
                     AMBAC Insured, SPA: Bank of Nova Scotia
     8,500,000    2.28%, 08/15/42........................................         Aaa/A-1          8,500,000
                                                                                               -------------

                  UTAH (1.5%)
                  University of Utah, Auxiliary & Campus Facilities
                     Revenue Bonds, Series A, Weekly Reset VRDO*,
                     SPA: Bank of Nova Scotia
     3,150,000    2.27%, 04/01/27........................................        VMIG1/A-1         3,150,000
                                                                                               -------------

                  VIRGINIA (2.9%)
                  University of Virginia Revenue Bonds, Series A,
                     Weekly Reset VRDO*
     6,000,000    2.22%, 06/01/34........................................       VMIG1/A-1+         6,000,000
                                                                                               -------------

                  WASHINGTON (4.1%)
                  Seattle, WA Water System Revenue Bonds, Series A,
                     Weekly Reset VRDO*, LOC: Bayerische Landesbank
$    8,500,000    2.28%, 03/01/32........................................       VMIG1/A-1+     $   8,500,000
                                                                                               -------------

                     Total Investments (Amortized Cost
                       $205,854,730) (a).................................          99.9%         205,854,730
                     Other assets less liabilities.......................           0.1              225,665
                                                                                  -----        -------------
                     NET ASSETS..........................................         100.0%       $ 206,080,395
                                                                                  =====        =============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** On April 14, 2005, the S&P rating changed to A-1+. (a) Cost for Federal income tax and financial reporting purposes is identical.

                  PORTFOLIO DISTRIBUTION (UNAUDITED)
      Colorado        3.7%            Nevada               4.1%
      Hawaii         22.4             New York             5.6
      Idaho           3.9             North Carolina      10.6
      Illinois        9.8             Ohio                 1.6
      Indiana         0.8             Texas                4.1
      Michigan        4.1             Utah                 1.5
      Minnesota       2.4             Virginia             2.9
      Missouri       14.7             Washington           4.1
      Montana         3.7                                -----
                                                         100.0%
                                                         =====

                           PORTFOLIO ABBREVIATIONS:
                     AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax
                     FGIC - Financial Guaranty Insurance Corporation FHLB - Federal Home Loan Bank
                     FSA - Financial Security Assurance
                     LOC - Letter of Credit
                     SPA - Standby Bond Purchase Agreement
                     VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

     FACE
    AMOUNT        U.S. GOVERNMENT AGENCIES (100.0%)                                   VALUE
---------------   ---------------------------------------------------------        --------------
                  FEDERAL FARM CREDIT BANK (19.0%)
$   127,000,000   2.55%, 4/01/05 ..........................................        $  127,000,000
     50,000,000   2.65%, 4/11/05 ..........................................            49,963,195
                                                                                   --------------
                                                                                      176,963,195
                                                                                   --------------
                  FEDERAL HOME LOAN BANK (81.0%)
     65,000,000   2.58%, 4/01/05 ..........................................            65,000,000
     40,000,000   2.44%, 4/06/05 ..........................................            39,986,444
     65,000,000   2.07%, 4/08/05 ..........................................            64,973,838
     50,000,000   2.62%, 4/13/05 ..........................................            49,956,407
     70,000,000   2.70%, 4/15/05 ..........................................            69,926,500
     50,000,000   2.55%, 4/20/05 ..........................................            49,932,708
     40,000,000   2.56%, 4/22/05 ..........................................            39,940,267
     75,000,000   2.71%, 4/27/05 ..........................................            74,853,208
     59,253,000   2.61%, 4/29/05 ..........................................            59,132,716
     59,000,000   2.59%, 5/04/05 ..........................................            58,859,924
     50,000,000   2.80%, 5/27/05 ..........................................            49,781,833
     25,000,000   2.98%, 7/15/05 ..........................................            24,782,708
     60,000,000   3.07%, 8/24/05 ..........................................            59,259,292
     49,900,000   3.14%, 9/16/05 ..........................................            49,168,799
                                                                                   --------------
                                                                                      755,554,644
                                                                                   --------------
                     Total U.S. Government Agencies .......................           932,517,839
                                                                                   --------------

      SHARES         INVESTMENT COMPANY (0.2%)
      1,678,605   JP Morgan Government Money Market Fund,
                     Capital Shares........................................             1,678,605
                                                                                   --------------
                       Total Investments
                           (Amortized Cost $934,196,444) (a)........  100.2%          934,196,444
                       Other assets less liabilities ...............   (0.2)           (1,874,945)
                                                                      -----         -------------
                       NET ASSETS...................................  100.0%        $ 932,321,499
                                                                      =====         =============

(a)   Cost for Federal income tax purposes and financial reporting is identical.

                  PORTFOLIO DISTRIBUTION (UNAUDITED)
                  U.S. Government Agencies.........................    99.8%
                  Investment Company...............................     0.2
                                                                      -----
                                                                      100.0%
                                                                      =====
                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2005

                                                                                  CASH             TAX-FREE             GOVERNMENT
                                                                                  FUND               FUND                  FUND
                                                                             -------------       -------------        -------------
ASSETS:
   Investments at value and amortized cost (note 2) ..................       $ 487,690,748       $ 205,854,730        $ 934,196,444
   Repurchase agreement (note 2) .....................................          45,000,000                  --                   --
   Cash ..............................................................                  --              21,917                   --
   Interest receivable ...............................................             121,852             563,509                8,881
   Other assets ......................................................              12,764               4,790               32,490
                                                                             -------------       -------------        -------------
      Total Assets ...................................................         532,825,364         206,444,946          934,237,815
                                                                             -------------       -------------        -------------
LIABILITIES:
   Dividends payable .................................................             829,318             255,993            1,453,431
   Adviser and Administrator fees payable ............................             207,542              54,636              306,698
   Distribution fees payable .........................................              31,273              16,605              115,893
   Accrued expenses ..................................................              36,557              37,317               40,294
                                                                             -------------       -------------        -------------
      Total Liabilities ..............................................           1,104,690             364,551            1,916,316
                                                                             -------------       -------------        -------------
   NET ASSETS ........................................................       $ 531,720,674       $ 206,080,395        $ 932,321,499
                                                                             -------------       -------------        -------------
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .......................................       $   5,317,075       $   2,060,782        $   9,322,538
   Additional paid-in capital ........................................         526,390,161         204,127,490          922,931,441
   Undistributed (distributions in excess of) net
      investment income ..............................................              13,438            (107,877)              68,263
   Accumulated net realized loss on investments ......................                  --                  --                 (743)
                                                                             -------------       -------------        -------------
                                                                             $ 531,720,674       $ 206,080,395        $ 932,321,499
                                                                             =============       =============        =============
SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets .....................................................       $ 365,722,878       $ 133,928,646        $ 354,285,665
                                                                             =============       =============        =============
      Shares outstanding .............................................         365,941,670         133,927,188          354,256,635
                                                                             =============       =============        =============
      Net asset value per share ......................................       $        1.00       $        1.00        $        1.00
                                                                             =============       =============        =============
   Service Shares Class:
      Net Assets .....................................................       $ 165,997,796       $  72,151,749        $ 578,035,834
                                                                             =============       =============        =============
      Shares outstanding .............................................         165,765,794          72,151,025          577,997,206
                                                                             =============       =============        =============
      Net asset value per share ......................................       $        1.00       $        1.00        $        1.00
                                                                             =============       =============        =============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2005

                                                                               CASH           TAX-FREE         GOVERNMENT
                                                                               FUND              FUND             FUND
                                                                           ------------      ------------     ------------
INVESTMENT INCOME:

   Interest income ...............................................         $  7,871,402      $  2,697,654     $ 14,261,585
                                                                           ------------      ------------     ------------

EXPENSES:
   Investment Adviser fees (note 3) ..............................            1,611,275           553,218        2,755,992
   Administrator fees (note 3) ...................................              640,201           186,437          628,238
   Distribution fees (note 3) ....................................              308,691           149,014        1,246,209
   Trustees' fees and expenses ...................................               86,081            45,789          130,204
   Insurance .....................................................               42,911            16,291           84,684
   Legal fees (note 3) ...........................................               42,580            27,551           90,999
   Registration fees and dues ....................................               40,389             3,417            9,368
   Shareholders' reports .........................................               20,594             9,702           28,271
   Fund accounting fees ..........................................               20,567            21,278           20,434
   Auditing and tax fees .........................................               19,039            20,732           18,894
   Transfer and shareholder servicing agent fees .................               10,415            12,163           10,095
   Custodian fees ................................................                6,456            11,725            5,173
   Chief Compliance Officer (note 3) .............................                2,266             2,266            2,266
   Miscellaneous .................................................                5,126             6,688           31,581
                                                                           ------------      ------------     ------------
   Total expenses ................................................            2,856,591         1,066,271        5,062,408
   Advisory fees contractual reduction (note 3) ..................             (640,692)         (291,119)      (1,227,819)
   Administrative fees contractual reduction (note 3) ............             (256,008)          (98,109)        (280,009)
   Expenses paid indirectly (note 5) .............................               (4,112)           (2,768)          (2,826)
                                                                           ------------      ------------     ------------
   Net expenses ..................................................            1,955,779           674,275        3,551,754
                                                                           ------------      ------------     ------------
Net investment income ............................................            5,915,623         2,023,379       10,709,831
Net realized gain (loss) from securities transactions ............                   --                --             (743)
                                                                           ------------      ------------     ------------

Net change in net assets resulting from operations ...............         $  5,915,623      $  2,023,379     $ 10,709,088
                                                                           ============      ============     ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        CASH FUND                              TAX-FREE FUND
                                            -----------------------------------     -----------------------------------
                                              YEAR ENDED            YEAR ENDED         YEAR ENDED          YEAR ENDED
                                            MARCH 31, 2005       MARCH 31, 2004      MARCH 31, 2005     MARCH 31, 2004
                                            ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income .................    $     5,915,623     $     3,803,973     $     2,023,379     $     1,201,018
 Net realized gain (loss)
   from securities transactions ........                 --               1,319                  --                  38
                                            ---------------     ---------------     ---------------     ---------------
 Net change in net assets
   resulting from operations ...........          5,915,623           3,805,292           2,023,379           1,201,056
                                            ---------------     ---------------     ---------------     ---------------

 DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
   Original Shares .....................         (4,534,518)         (3,014,705)           (549,754)           (891,803)
   Service Shares ......................         (1,381,105)           (789,268)         (1,473,625)           (309,215)
                                            ---------------     ---------------     ---------------     ---------------
   Total dividends to shareholders
   from net investment income ..........         (5,915,623)         (3,803,973)         (2,023,379)         (1,201,018)
                                            ---------------     ---------------     ---------------     ---------------

 CAPITAL SHARE TRANSACTIONS
 (at $1.00 per share):
   Proceeds from shares sold:
   Original Shares .....................        897,374,600         710,757,056         313,771,101         127,920,769
   Service Shares ......................        473,009,866         356,252,712          93,903,240          63,986,710
                                            ---------------     ---------------     ---------------     ---------------
                                              1,370,384,466       1,067,009,768         407,674,341         191,907,479
                                            ---------------     ---------------     ---------------     ---------------

   Reinvested dividends:
   Original Shares .....................             99,479              61,263              65,741              69,733
   Service Shares ......................          1,230,616             802,624             493,472             320,397
                                            ---------------     ---------------     ---------------     ---------------
                                                  1,330,095             863,887             559,213             390,130
                                            ---------------     ---------------     ---------------     ---------------

   Cost of shares redeemed:
   Original Shares .....................       (818,780,462)       (784,672,808)       (278,691,955)       (159,333,530)
   Service Shares ......................       (427,424,705)       (361,048,456)        (71,906,960)        (70,987,619)
                                            ---------------     ---------------     ---------------     ---------------
                                             (1,246,205,167)     (1,145,721,264)       (350,598,915)       (230,321,149)
                                            ---------------     ---------------     ---------------     ---------------
Change in net assets
   from capital share transactions .....        125,509,394         (77,847,609)         57,634,639         (38,023,540)
                                            ---------------     ---------------     ---------------     ---------------
  Total change in net assets ...........        125,509,394         (77,846,290)         57,634,639         (38,023,502)

NET ASSETS:
   Beginning of period .................        406,211,280         484,057,570         148,445,756         186,469,258
                                            ---------------     ---------------     ---------------     ---------------
   End of period* ......................    $   531,720,674     $   406,211,280     $   206,080,395     $   148,445,756
                                            ===============     ===============     ===============     ===============

*Includes undistributed (distributions
 in excess of) net investment income of:    $        13,438     $        13,438     $      (107,877)    $       (87,360)
                                            ===============     ===============     ===============     ===============

                                                         GOVERNMENT FUND
                                                -----------------------------------
                                                   YEAR ENDED          YEAR ENDED
                                                 MARCH 31, 2005      MARCH 31, 2004
                                                ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income .................        $    10,709,831     $     6,140,224
 Net realized gain (loss)
   from securities transactions ........                   (743)                421
                                                ---------------     ---------------
 Net change in net assets
   resulting from operations ...........             10,709,088           6,140,645
                                                ---------------     ---------------

 DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
   Original Shares .....................             (5,785,972)         (2,775,205)
   Service Shares ......................             (4,923,859)         (3,365,022)
                                                ---------------     ---------------
   Total dividends to shareholders
   from net investment income ..........            (10,709,831)         (6,140,227)
                                                ---------------     ---------------

 CAPITAL SHARE TRANSACTIONS
 (at $1.00 per share):
   Proceeds from shares sold:
   Original Shares .....................            819,559,720       1,035,054,356
   Service Shares ......................          2,125,769,411       1,762,487,853
                                                ---------------     ---------------
                                                  2,945,329,131       2,797,542,209
                                                ---------------     ---------------

   Reinvested dividends:
   Original Shares .....................                 42,138              46,240
   Service Shares ......................              5,231,536           3,380,896
                                                ---------------     ---------------
                                                      5,273,674           3,427,136
                                                ---------------     ---------------

   Cost of shares redeemed:
   Original Shares .....................           (728,780,568)     (1,041,701,880)
   Service Shares ......................         (2,128,042,587)     (1,638,518,517)
                                                ---------------     ---------------
                                                 (2,856,823,155)     (2,680,220,397)
                                                ---------------     ---------------
Change in net assets
   from capital share transactions .....             93,779,650         120,748,948
                                                ---------------     ---------------
  Total change in net assets ...........             93,778,907         120,749,366

NET ASSETS:
   Beginning of period .................            838,542,592         717,793,226
                                                ---------------     ---------------
   End of period* ......................        $   932,321,499     $   838,542,592
                                                ===============     ===============

*Includes undistributed (distributions
 in excess of) net investment income of:        $        68,263     $        68,263
                                                ===============     ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2005

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) Determination of net asset value and calculation of expenses: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

      Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

      Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis.

      For the period April 1, 2002 through March 31, 2005, advisory and administrative fees have been contractually reduced (see ii above) due to the low interest rate environment. For the year ended March 31, 2005:

      Cash Fund incurred advisory and administration fees of $1,611,275 and $640,201; due to the expense limitation, such fees were reduced by $640,692 and $256,008, respectively.

      Tax-Free Fund incurred advisory and administration fees of $553,218 and $186,437; due to the expense limitation, such fees were reduced by $291,119 and $98,109, respectively.

      Government Fund incurred advisory and administration fees of $2,755,992 and $628,238; due to the expense limitation, such fees were reduced by $1,227,819 and $280,009, respectively.

      Under the October 1, 2004, Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.  (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2005, the following amounts were accrued for legal fees: Cash Fund $42,580; Tax-Free Fund $27,551; Government Fund $90,999. Of these amounts, $37,473, $25,722 and $82,928 respectively, were allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Barrett & Hines LLP.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during 2005 and 2004 were as follows:

                                                   CASH FUND                   TAX-FREE FUND                   GOVERNMENT FUND
                                         ---------------------------     ---------------------------     ---------------------------
                                             2005            2004            2005            2004             2005            2004
                                         -----------     -----------     -----------     -----------     -----------     -----------
Net tax-exempt income ..............     $        --     $        --     $ 2,023,379     $ 1,184,399     $        --     $        --
Ordinary income ....................       5,915,623       3,803,973              --          16,619      10,709,831       6,140,227
Capital gain .......................              --              --              --              --              --              --
                                         -----------     -----------     -----------     -----------     -----------     -----------
Total ..............................     $ 5,915,623     $ 3,803,973     $ 2,023,379     $ 1,201,018     $10,709,831     $ 6,140,227
                                         ===========     ===========     ===========     ===========     ===========     ===========

      As of March 31, 2005, the components of distributable earning on a tax basis were as follows:

                                                                 TAX-FREE           GOVERNMENT
                                                                 CASH FUND             FUND                FUND
                                                               ------------        ------------        ------------
Undistributed ordinary income .........................        $     13,438        $         --        $     68,263
Accumulated net realized loss
    on investments ....................................                  --                  --                (743)
                                                               ------------        ------------        ------------
                                                               $     13,438        $         --        $     67,520
                                                               ------------        ------------        ------------

      RECLASSIFICATION OF CAPITAL ACCOUNTS

      On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus U.S. generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income (distributions in excess of net investment income), accumulated net realized gain (loss) on investments and additional paid-in capital for the Funds as follows:

                                                                                     TAX-FREE           GOVERNMENT
                                                                 CASH FUND              FUND                FUND
                                                               ------------        ------------        ------------
Additional Paid-in Capital ............................        $         --        $     20,517         $         --
Undistributed net investment income ...................                  --             (20,517)                  --

      These reclassifications are primarily due to taxable distributions in excess of net investment income for the Tax-Free Fund. Net assets are not affected by these changes.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                                 ------------------------------------------------------
                                                                     YEAR ENDED MARCH 31,
                                                 ------------------------------------------------------
                                                  2005        2004        2003        2002        2001
                                                 ------      ------      ------      ------      ------
Net asset value, beginning of period ........    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 ------      ------      ------      ------      ------

Income from investment operations:
   Net investment income ....................      0.01        0.01        0.01        0.03        0.06
                                                 ------      ------      ------      ------      ------

Less distributions:
   Dividends from net investment income .....     (0.01)      (0.01)      (0.01)      (0.03)      (0.06)
                                                 ------      ------      ------      ------      ------

Net asset value, end of period ..............    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 ======      ======      ======      ======      ======

Total return ................................      1.36%       0.90%       1.35%       2.52%       5.90%

Ratios/supplemental data
   Net assets, end of period (in millions) ..    $  366      $  287      $  361      $  353      $  364
   Ratio of expenses to average net assets ..      0.37%       0.21%       0.36%       0.58%       0.57%
   Ratio of net investment income to
     average net assets .....................      1.39%       0.90%       1.34%       2.51%       5.77%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ..      0.57%       0.57%       0.58%         --          --
   Ratio of net investment income to
     average net assets .....................      1.19%       0.54%       1.12%         --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..      0.37%       0.21%       0.36%       0.57%       0.57%

                                                                           SERVICE SHARES
                                                      ------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                      ------------------------------------------------------
                                                       2005        2004        2003        2002         2001
                                                      ------      ------      ------      ------      ------
Net asset value, beginning of period ........         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                      ------      ------      ------      ------      ------

Income from investment operations:
   Net investment income ....................           0.01        0.01        0.01        0.02        0.05
                                                      ------      ------      ------      ------      ------

Less distributions:
   Dividends from net investment income .....          (0.01)      (0.01)      (0.01)      (0.02)      (0.05)
                                                      ------      ------      ------      ------      ------

Net asset value, end of period ..............         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                      ======      ======      ======      ======      ======

Total return ................................           1.11%       0.65%       1.09%       2.27%       5.63%

Ratios/supplemental data
   Net assets, end of period (in millions) ..         $  166      $  119      $  123      $  146      $  221
   Ratio of expenses to average net assets ..           0.61%       0.46%       0.61%       0.83%       0.82%
   Ratio of net investment income to
     average net assets .....................           1.12%       0.65%       1.10%       2.36%       5.49%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ..           0.81%       0.82%       0.83%         --          --
   Ratio of net investment income to
     average net assets .....................           0.91%       0.29%       0.88%         --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..           0.61%       0.46%       0.61%       0.82%       0.82%

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ORIGINAL SHARES
                                              ------------------------------------------------------
                                                                 YEAR ENDED MARCH 31,
                                              ------------------------------------------------------
                                               2005        2004        2003        2002        2001
                                              ------      ------        ----      ------      ------
Net asset value, beginning of period .....    $ 1.00      $ 1.00        1.00      $ 1.00      $ 1.00
                                              ------      ------        ----      ------      ------

Income from investment operations:
   Net investment income .................      0.01        0.01        0.01        0.02        0.04
                                              ------      ------        ----      ------      ------

Less distributions:
   Dividends from net investment income ..     (0.01)      (0.01)      (0.01)      (0.02)      (0.04)
                                              ------      ------        ----      ------      ------

Net asset value, end of period ...........    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                              ======      ======      ======      ======      ======

Total return .............................      1.16%       0.84%       1.15%       2.00%       3.58%

Ratios/supplemental data
   Net assets, end of period (in millions)    $  134      $   99      $  130      $  100      $  101
   Ratio of expenses to average net assets      0.29%       0.17%       0.28%       0.51%       0.53%
   Ratio of net investment income to
     average net assets ..................      1.17%       0.84%       1.13%       1.94%       3.50%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets      0.49%       0.52%       0.50%         --          --
   Ratio of net investment income to
     average net assets ..................      0.96%       0.50%       0.90%         --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ..      0.28%       0.17%       0.27%       0.51%       0.53%

                                                                       SERVICE SHARES
                                                   ------------------------------------------------------
                                                                     YEAR ENDED MARCH 31,
                                                   ------------------------------------------------------
                                                    2005        2004        2003        2002        2001
                                                   ------      ------      ------      ------      ------
Net asset value, beginning of period .....         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                   ------      ------      ------      ------      ------

Income from investment operations:
   Net investment income .................           0.01        0.01        0.01        0.02        0.03
                                                   ------      ------      ------      ------      ------

Less distributions:
   Dividends from net investment income ..          (0.01)      (0.01)      (0.01)      (0.02)      (0.03)
                                                   ------      ------      ------      ------      ------

Net asset value, end of period ...........         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                   ======      ======      ======      ======      ======

Total return .............................           0.90%       0.59%       0.90%       1.75%       3.32%

Ratios/supplemental data
   Net assets, end of period (in millions)         $   72      $   50      $   56      $   52      $   54
   Ratio of expenses to average net assets           0.53%       0.42%       0.53%       0.77%       0.78%
   Ratio of net investment income to
     average net assets ..................           0.92%       0.59%       0.89%       1.77%       3.26%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets           0.75%       0.77%       0.76%         --          --
   Ratio of net investment income to
     average net assets ..................           0.71%       0.25%       0.66%         --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ..           0.53%       0.42%       0.52%       0.77%       0.78%

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 ORIGINAL SHARES
                                              ------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                              ------------------------------------------------------
                                               2005        2004        2003        2002        2001
                                              ------      ------      ------      ------      ------
Net asset value, beginning of period .....    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                              ------      ------      ------      ------      ------

Income from investment operations:
   Net investment income .................      0.01        0.01        0.01        0.03        0.06
                                              ------      ------      ------      ------      ------

Less distributions:
   Dividends from net investment income ..     (0.01)      (0.01)      (0.01)      (0.03)      (0.06)
                                              ------      ------      ------      ------      ------

Net asset value, end of period ...........    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                              ======      ======      ======      ======      ======

Total return .............................      1.41%       0.96%       1.34%       2.73%       5.88%

Ratios/supplemental data
   Net assets, end of period (in millions)    $  354      $  263      $  270      $  306      $  151
   Ratio of expenses to average net assets      0.27%       0.11%       0.25%       0.45%       0.47%
   Ratio of net investment income to
     average net assets ..................      1.42%       0.96%       1.34%       2.47%       5.73%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets      0.45%       0.46%       0.46%         --          --
   Ratio of net investment income to
     average net assets ..................      1.24%       0.62%       1.12%         --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets      0.27%       0.11%       0.24%       0.45%       0.47%

                                                                      SERVICE SHARES
                                                  ------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                                                  ------------------------------------------------------
                                                   2005        2004        2003        2002        2001
                                                  ------      ------      ------      ------      ------
Net asset value, beginning of period .....        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                  ------      ------      ------      ------      ------

Income from investment operations:
   Net investment income .................          0.01        0.01        0.01        0.02        0.05
                                                  ------      ------      ------      ------      ------

Less distributions:
   Dividends from net investment income ..         (0.01)      (0.01)      (0.01)      (0.02)      (0.05)
                                                  ------      ------      ------      ------      ------

Net asset value, end of period ...........        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                  ======      ======      ======      ======      ======

Total return .............................          1.16%       0.71%       1.09%       2.48%       5.62%

Ratios/supplemental data
   Net assets, end of period (in millions)        $  578      $  575      $  448      $  457      $  332
   Ratio of expenses to average net assets          0.52%       0.36%       0.49%       0.70%       0.72%
   Ratio of net investment income to
     average net assets ..................          1.16%       0.71%       1.08%       2.39%       5.47%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets          0.70%       0.71%       0.71%         --          --
   Ratio of net investment income to
     average net assets ..................          0.98%       0.36%       0.86%         --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets          0.52%       0.36%       0.49%       0.70%       0.72%

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)(2)

                                                                                            NUMBER OF
                          POSITIONS                                                         PORTFOLIOS        OTHER DIRECTORSHIPS
                          HELD WITH                                                         IN FUND           HELD BY TRUSTEE
NAME,                     TRUST AND          PRINCIPAL                                      COMPLEX(5)        (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF          OCCUPATION(S)                                  OVERSEEN          A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(6)         DURING PAST 5 YEARS                            BY TRUSTEE        INDICATED OTHERWISE.)
-----------------         ----------         -------------------                            ----------        ---------------------
INTERESTED TRUSTEE (6)

Diana P. Herrmann         Trustee since      Vice Chair and Chief Executive Officer of      10                None
New York, NY              2004, President    Aquila Management Corporation, Founder of
(02/25/58)                since 1998 and     the Aquila(sm) Group of Funds(7) and parent
                          Vice Chair         of Aquila Investment Management LLC,
                          since 2003         Administrator, since 2004, President and
                                             Chief Operating Officer since 1997, a
                                             Director since 1984, Secretary since 1986
                                             and previously its Executive Vice
                                             President, Senior Vice President or Vice
                                             President, 1986-1997; Chief Executive
                                             Officer and Vice Chair since 2004 and
                                             President, Chief Operating Officer and
                                             Manager of the Administrator since 2003;
                                             Vice Chair, President, Executive Vice
                                             President or Senior Vice President of funds
                                             in the Aquila(sm) Group of Funds since 1986;
                                             Director of the Distributor since 1997;
                                             trustee, Reserve Money-Market Funds,
                                             1999-2000 and Reserve Private Equity
                                             Series, 1998-2000; Governor, Investment
                                             Company Institute (2004) and head of its
                                             Small Funds Committee since 2004; active in
                                             charitable and volunteer organizations.
NON-INTERESTED TRUSTEES

Theodore T. Mason         Chair of the       Executive Director, East Wind Power            10                Trustee, Pimco
New York, NY              Board of           Partners LTD since 1994 and Louisiana Power                      Advisors VIT.
(11/24/35)                Trustees since     Partners, 1999-2003; Treasurer, Alumni
                          2004 and           Association of SUNY Maritime College since
                          Trustee            2004 (President, 2002-2003, First Vice
                          since 1984         President, 2000-2001, Second Vice
                                             President, 1998-2000) and director of the
                                             same organization since 1997; Director,
                                             STCM Management Company, Inc., 1973-2004;
                                             twice national officer of Naval Reserve
                                             Association, commanding officer of four
                                             naval reserve units and Captain, USNR
                                             (Ret); director, The Navy League of the
                                             United States New York Council since 2002;
                                             trustee, The Maritime Industry Museum at
                                             Fort Schuyler, 2000-2004; and the Maritime
                                             College at Fort Schuyler Foundation, Inc.
                                             since 2000.

Thomas W. Courtney        Trustee            President, Courtney Associates, Inc., a        5                 Chairman of the Board
Sewickley, PA             since 1984         venture capital firm, since 1988.                                of Oppenheimer Quest
(08/17/33)                                                                                                    Value Funds Group,
                                                                                                              Oppenheimer Small Cap
                                                                                                              Value Fund,
                                                                                                              Oppenheimer Midcap
                                                                                                              Fund, and Oppenheimer
                                                                                                              Rochester Group of
                                                                                                              Funds; Chairman of the
                                                                                                              Board of Pimco
                                                                                                              Advisors VIT.

Stanley W. Hong           Trustee            President, Waste Management of Hawaii, Inc.    4                 Trustee, Pacific
Honolulu, HI              since 1993         since 2002; Corporate Vice President,                            Capital Funds, which
(04/05/36)                                   Hawaii Area, Waste Management, Inc. since                        includes 11 bond and
                                             2002; Trustee, The King William Charles                          stock funds; director,
                                             Lunalilo Trust Estate since 2001; President                      First Insurance Co. of
                                             and Chief Executive Officer, The Chamber of                      Hawaii, Ltd., Lanihau
                                             Commerce of Hawaii, 1996-2001; director,                         Properties, Ltd.
                                             Hawaii Public Television Foundation since
                                             1998; Regent, Chaminade University of
                                             Honolulu; Chair - trustees, Heald College;
                                             trustee, the Nature Conservancy of Hawaii;
                                             and director of other corporate and
                                             community organizations.

Russell K. Okata          Trustee            Executive Director, Hawaii Government          4                 Trustee, Pacific
Honolulu, HI              since 1993         Employees Association AFSCME Local 152,                          Capital Funds, which
(03/22/44)                                   AFL-CIO since 1981; International Vice                           includes 11 bond and
                                             President, American Federation of State,                         stock funds; Chairman,
                                             County and Municipal Employees, AFL-CIO                          Royal State Group.
                                             since 1981; director of various civic and
                                             charitable organizations.

Douglas Philpotts         Trustee            Retired; formerly director, Chairman of the    4                 Trustee, Pacific
Honolulu, HI              since 1992         Board and President of Hawaiian Trust                            Capital Funds, which
(11/21/31)                                   Company, Limited; present or former                              includes 11 bond and
                                             director of various Hawaii-based civic and                       stock funds.
                                             charitable organizations.

Oswald K. Stender         Trustee            Director, Hawaiian Electric Industries,        4                 Trustee, Pacific
Honolulu, HI              since 1993         Inc., a public utility holding company,                          Capital Funds, which
(10/08/31)                                   1993-2004; trustee, the Bernice Pauahi                           includes 11 bond and
                                             Bishop Estate 1990-1999; trustee, Office of                      stock funds; director,
                                             Hawaiian Affairs and a member or trustee of                      Grace Pacific
                                             several community organizations.                                 Corporation, an
                                                                                                              asphalt paving
                                                                                                              company, and ACE
                                                                                                              Trucking Inc., a
                                                                                                              trucking company.

CHAIRMAN EMERITUS

      Because of his importance to the shareholders and to enable the Board of Trustees to continue to have the benefit of his counsel, Mr. Lacy B Herrmann has agreed to continue to be Chairman Emeritus. The Chairman Emeritus may attend Board meetings but has no voting power.

Lacy B. Herrmann          Founder,           Founder and Chairman of the Board, Aquila      N/A               N/A
New York, NY              Chairman           Management Corporation, the sponsoring
(05/12/29)                Emeritus since     organization and parent of the Manager or
                          2004, Trustee,     Administrator and/or Adviser or Sub-Adviser
                          1984-2004,         to each fund of the Aquila(sm) Group of
                          and Chairman       Funds; Chairman of the Manager or
                          of the Board       Administrator and/or Adviser or Sub-Adviser
                          of Trustees,       to each since 2004; Founder, Chairman
                          1984-2003          Emeritus and Trustee of Aquila Rocky
                                             Mountain Equity Fund, Tax-Free Fund For
                                             Utah, Narragansett Insured Tax-Free Income
                                             Fund and Tax-Free Trust of Arizona; Founder
                                             and Chairman Emeritus of Hawaiian Tax-Free
                                             Trust, Pacific Capital Cash Assets Trust,
                                             Pacific Capital Tax-Free Cash Assets Trust,
                                             Pacific Capital U.S. Government Securities
                                             Cash Assets Trust, Tax-Free Fund of
                                             Colorado, Churchill Tax-Free Fund of
                                             Kentucky and Tax-Free Trust of Oregon;
                                             previously Chairman and a Trustee of each
                                             fund in the Aquila(sm) Group of Funds since
                                             its establishment until 2004 or 2005;
                                             Director of the Distributor since 1981 and
                                             formerly Vice President or Secretary,
                                             1981-1998; Trustee Emeritus, Brown
                                             University and the Hopkins School; active
                                             in university, school and charitable
                                             organizations.

OFFICERS

Charles E. Childs, III    Executive Vice     Executive Vice President of all funds in            N/A               N/A
New York, NY              President          the Aquila(sm) Group of Funds and the
(04/01/57)                since 2003         Administrator and Adminisrator's parent
                                             since 2003; formerly Senior Vice President,
                                             corporate development, Vice President,
                                             Assistant Vice President and Associate of
                                             the Administrator's parent since 1987;
                                             Senior Vice President, Vice President or
                                             Assistant Vice President of the Aquila
                                             Money-Market Funds, 1988-2003.

Sherri Foster             Vice President     Senior Vice President, Hawaiian Tax-Free            N/A               N/A
Lahaina, HI               since 1997         Trust since 1993 and formerly Vice
(07/27/50)                                   President or Assistant Vice President; Vice
                                             President or Assistant Vice President of
                                             three Aquila Money-Market Funds; Registered
                                             Representative of the Distributor since 1985.

John M. Herndon           Vice President     Assistant Secretary of the Aquila(sm) Group         N/A               N/A
New York, NY              since 1990 and     of Funds since 1995 and Vice President of
(12/17/39)                Assistant          the three Aquila Money-Market Funds since
                          Secretary          1990; Vice President of the Administrator
                          since 1995         or its predecessor and current parent since 1990.

Robert W. Anderson        Chief Compliance   Chief Compliance Officer of the Trust, the          N/A               N/A
New York, NY              Officer since      Administrator and the Distributor since
(08/23/40)                2004 and           2004, Compliance Officer of the
                          Assistant          Administrator or its predecessor and
                          Secretary          current parent since 1998 and Assistant
                          since 2000         Secretary of the Aquila(sm) Group of Funds
                                             since 2000; Consultant, The Wadsworth
                                             Group, 1995-1998.


Joseph P. DiMaggio        Chief Financial    Chief Financial Officer of the Aquila(sm)      N/A               N/A
(11/06/56)                2003 and           Group of Funds since 2003 and Treasurer
                          Treasurer          since 2000; Controller, Van Eck Global
                          since 2000         Funds, 1993-2000.

Edward M. W. Hines        Secretary          Partner, Hollyer Brady Barrett & Hines LLP,    N/A               N/A
New York, NY              since 1984         legal counsel to the Trust, since 1989;
(12/16/39)                                   Secretary of the Aquila(sm) Group of Funds.

Lori A. Vindigni          Assistant          Assistant Treasurer of the Aquila(sm) Group    N/A               N/A
New York, NY              Treasurer          of Funds since 2000; Assistant Vice
(11/02/66)                since 2000         President of the Administrator or its
                                             predecessor and current parent since 1998;
                                             Fund Accountant for the Aquila(sm) Group of
                                             Funds, 1995-1998.

-----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, New York, NY 10017.

(4) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila(sm) Group of Funds."

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED MARCH 31, 2005

                                       BEGINNING       ENDING        EXPENSES
                        ACTUAL          ACCOUNT        ACCOUNT      PAID DURING
                    TOTAL RETURN(1)      VALUE          VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares         0.85%          $1,000.00      $1,008.50         $2.40
Service Shares          0.73%          $1,000.00      $1,007.30         $3.65
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         0.69%          $1,000.00      $1,006.90         $1.80
Service Shares          0.57%          $1,000.00      $1,005.70         $3.05
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         0.88%          $1,000.00      $1,008.80         $1.95
Service Chares          0.75%          $1,000.00      $1,007.50         $3.20
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.48% AND 0.73%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.36% AND 0.61%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.39% AND 0.64%, RESPECTIVELY, FOR GOVERNMENT Fund Original Shares and Service Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

FOR THE SIX MONTHS ENDED MARCH 31, 2005

                      HYPOTHETICAL
                       ANNUALIZED       BEGINNING        ENDING       EXPENSES
                          TOTAL          ACCOUNT        ACCOUNT      PAID DURING
                         RETURN           VALUE          VALUE       THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares          5.00%          $1,000.00      $1,022.54         $2.42
Service Shares           5.00%          $1,000.00      $1,021.29         $3.68
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares          5.00%          $1,000.00      $1,023.14         $1.82
Service Shares           5.00%          $1,000.00      $1,021.89         $3.07
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares          5.00%          $1,000.00      $1,022.99         $1.97
Service Chares           5.00%          $1,000.00      $1,021.74         $3.23
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.48% AND 0.73%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.36% AND 0.61%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.39% AND 0.64%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code of 1986, as amended. NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2005, $2,023,379 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

      Prior to January 31, 2005, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2004 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holding with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

The three portfolios Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the three portfolios Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                   PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

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

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

                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES
                            Theodore T. Mason, Chair
                               Thomas W. Courtney
                                Diana P. Herrmann
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts

                                Oswald K. Stender

                          CHAIRMAN EMERITUS AND FOUNDER
                                Lacy B. Herrmann

                                    OFFICERS
                   Diana P. Herrmann, Vice Chair and President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
              760 Moore Road o King of Prussia, Pennsylvania 19406

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                   345 Park Avenue o New York, New York 10154

               Further information is contained in the Prospectus
                  which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were:

					2005		2004
					----		----
Cash Assets Trust			$18,095	$16,450
Tax-Free Cash Assets Trust	$17,000	$15,450
US Government Securities	$17,008	$15,450


b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant for return preparation and tax compliance as follows:

					2005		2004
					----		----
Cash Assets Trust			$9,556	$2,935
Tax-Free Cash Assets Trust	$7,755	$2,935
US Government Securities	$15,834	$2,935


d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, Trustee and President
June 13, 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
June 13, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 13, 2005






CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.